Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2024		Dec. 31, 2023
Disclosure of financial liabilities [line items]
Borrowings	$ 339.2	[1]	$ 224.9
2025 [member]
Disclosure of financial liabilities [line items]
Borrowings	3.0
Accounts payable & accrued liabilities	157.8
Share-based compensation accrual	18.0
Total	178.8
2026 [member]
Disclosure of financial liabilities [line items]
Borrowings	225.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.6
Total	225.6
2027 [member]
Disclosure of financial liabilities [line items]
Borrowings	111.2
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	111.2
2028 [Member]
Disclosure of financial liabilities [line items]
Borrowings	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	0.0
2029 [member]
Disclosure of financial liabilities [line items]
Borrowings	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	0.0
Thereafter [member]
Disclosure of financial liabilities [line items]
Borrowings	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	$ 0.0

[1]	The 2025 figure includes the current portion of our senior unsecured notes, which are expected to be subject to a Repurchase Offer pursuant to the terms of the notes. The 2026 figure includes our syndicated credit facility which has a term-out date of May 2026. The 2027 figure includes our senior unsecured notes not subject to the Repurchase Offer due in July 2027. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.